Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2019
Segment Reporting [Abstract]
Schedule of revenue from external customers and long-lived assets, by geographical areas
	November 30,	November 30,	November 30,
	2019	2018	2017
	$	$	$

Revenue
United States	3,480,516	1,712,731	5,504,452
	3,480,516	1,712,731	5,504,452

Total assets
Canada	3,796,713	11,474,227	7,396,781

Total property and equipment
Canada	2,273,406	2,755,993	3,267,551